Financial Instruments - Finance Income and Costs by Category of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	₩ (360,453)	₩ (147,583)	₩ (266,623)
Gain and loss on valuation	(444,390)	311,546	(129,765)
Gain and loss on foreign currency	(487,324)	(161,698)	228,769
Gain and loss on disposal	323,320	(100,293)	(63,803)
Others	(1,608)	62,963	16,517
Total	(970,455)	(35,065)	(214,905)
Other comprehensive income (loss)	(9,053)	215,197	(77,958)
Derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation	(162,649)	55,858	(170,155)
Gain and loss on disposal	(647,418)	(465,174)	(376,823)
Total	(810,067)	(409,316)	(546,978)
Other comprehensive income (loss)	1,023	309	(331)
Financial liabilities measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	(607,458)	(439,826)	(638,797)
Gain and loss on foreign currency	(893,377)	(846,202)	450,984
Gain and loss on disposal	0	(16)
Others	1,443	11,537	(16,010)
Total	(1,499,392)	(1,274,507)	(203,823)
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	20,421	158,121	165,160
Gain and loss on valuation	(599,777)	(12,093)	(15,883)
Gain and loss on disposal	237,771	12,119	9,979
Others	545	26,170	329
Total	(341,040)	184,317	159,585
Derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation	232,246	213,724	56,273
Gain and loss on disposal	797,211	370,547	318,820
Total	1,029,457	584,271	375,093
Fair value through other comprehensive income [Member]
Disclosure of detailed information about financial instruments [line items]
Others	38,837	48,281	38,019
Total	38,837	48,281	38,019
Other comprehensive income (loss)	(10,076)	214,888	(77,627)
Amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	226,584	134,122	207,014
Gain and loss on foreign currency	414,944	651,435	(222,215)
Gain and loss on disposal	(64,244)	(17,769)	(15,779)
Others	(42,433)	(7,149)	(5,821)
Total	534,851	760,639	₩ (36,801)
Financial liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation	85,790	54,057
Gain and loss on foreign currency	(8,891)	33,069
Others	0	(15,876)
Total	₩ 76,899	₩ 71,250